Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Sassine Ghazi¹ ($)	Compensation Actually Paid to Sassine Ghazi¹˒²˒³ ($)	Summary Compensation Table Total for Dr. Aart J. de Geus¹ ($)	Compensation Actually Paid to Dr. Aart J. de Geus¹˒²˒³ ($)	Summary Compensation Table Total for Dr. Chi-Foon Chan¹ ($)	Compensation Actually Paid to Dr. Chi-Foon Chan¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs¹ ($)	Average Compensation Actually Paid to Non-PEO NEOs¹˒²˒³ ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income[5] ($ Millions)	Revenue⁵,6 ($ Millions)
									Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)
(a)			(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	27,404,261	30,466,869	8,963,359	15,455,755	—	—	6,229,241	9,084,048	240.16	231.83	2,236	6,127
2023	—	—	12,681,076	34,149,432	—	—	7,755,213	16,756,632	213.69	150.63	1,218	5,318
2022	—	—	10,058,495	10,852,624	359,853	(23,874,312)	4,531,826	4,697,917	138.33	118.75	978	4,616
2021	—	—	9,974,985	34,724,593	9,976,485	34,726,093	5,752,339	17,052,055	155.79	146.93	756	4,204

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The individuals comprising the PEO NEOs for each year presented are listed below.

2021	2022	2023	2024
Aart J. de Geus	Aart J. de Geus	Aart J. de Geus	Aart J. de Geus
Chi-Foon Chan	Chi-Foon Chan		Sassine Ghazi
The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024
Sassine Ghazi	Sassine Ghazi	Sassine Ghazi	Shelagh Glaser
Trac Pham	Trac Pham	Trac Pham	Rick Mahoney
Joseph W. Logan	Joseph W. Logan	Shelagh Glaser	John F. Runkel, Jr.
John F. Runkel, Jr.	John F. Runkel, Jr.	Rick Mahoney
John F. Runkel, Jr.

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report on Form 10-K. The comparison assumes $100 was invested for the period starting October 31, 2020, through the end of the listed year in the Company and in the S&P 500 Information Technology Index, respectively. Historical stock performance is not intended to forecast nor be indicative of the future stock performance of our common stock.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns below are the totals derived from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Sassine Ghazi ($)	Exclusion of Stock Awards and Option Awards for Sassine Ghazi ($)	Inclusion of Equity Values for Sassine Ghazi ($)	Compensation Actually Paid to Sassine Ghazi ($)
2024	27,404,261	(23,908,973)	26,971,581	30,466,869

Year	Summary Compensation Table Total for Dr. Aart J. de Geus ($)	Exclusion of Stock Awards and Option Awards for Dr. Aart J. de Geus ($)	Inclusion of Equity Values for Dr. Aart J. de Geus ($)	Compensation Actually Paid to Dr. Aart J. de Geus ($)
2024	8,963,359	(8,234,599)	14,726,995	15,455,755

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	6,229,241	(4,896,725)	7,751,532	9,084,048
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Sassine Ghazi ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Sassine Ghazi ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Sassine Ghazi ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Sassine Ghazi ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Sassine Ghazi ($)	Total - Inclusion of Equity Values for Sassine Ghazi ($)
2024	21,047,457	3,001,458	—	2,922,666	—	26,971,581

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Dr. Aart J. de Geus ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Dr. Aart J. de Geus ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Dr. Aart J. de Geus ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Dr. Aart J. de Geus ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Dr. Aart J. de Geus ($)	Total - Inclusion of Equity Values for Dr. Aart J. de Geus ($)
2024	7,313,046	3,883,586	—	3,530,363	—	14,726,995

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	4,348,720	1,872,624	—	1,530,188	—	7,751,532

Non-PEO NEO Average Total Compensation Amount	$ 6,229,241	$ 7,755,213	$ 4,531,826	$ 5,752,339
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,084,048	16,756,632	4,697,917	17,052,055
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns below are the totals derived from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Sassine Ghazi ($)	Exclusion of Stock Awards and Option Awards for Sassine Ghazi ($)	Inclusion of Equity Values for Sassine Ghazi ($)	Compensation Actually Paid to Sassine Ghazi ($)
2024	27,404,261	(23,908,973)	26,971,581	30,466,869

Year	Summary Compensation Table Total for Dr. Aart J. de Geus ($)	Exclusion of Stock Awards and Option Awards for Dr. Aart J. de Geus ($)	Inclusion of Equity Values for Dr. Aart J. de Geus ($)	Compensation Actually Paid to Dr. Aart J. de Geus ($)
2024	8,963,359	(8,234,599)	14,726,995	15,455,755

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	6,229,241	(4,896,725)	7,751,532	9,084,048
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Sassine Ghazi ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Sassine Ghazi ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Sassine Ghazi ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Sassine Ghazi ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Sassine Ghazi ($)	Total - Inclusion of Equity Values for Sassine Ghazi ($)
2024	21,047,457	3,001,458	—	2,922,666	—	26,971,581

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Dr. Aart J. de Geus ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Dr. Aart J. de Geus ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Dr. Aart J. de Geus ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Dr. Aart J. de Geus ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Dr. Aart J. de Geus ($)	Total - Inclusion of Equity Values for Dr. Aart J. de Geus ($)
2024	7,313,046	3,883,586	—	3,530,363	—	14,726,995

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	4,348,720	1,872,624	—	1,530,188	—	7,751,532

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, and our Peer Group TSR, in each case, over the four most recently completed fiscal years. In June 2022, Dr. Chi-Foon Chan departed from his role as co-Chief Executive Officer, at which point his unvested awards terminated, resulting in negative ‘compensation actually paid’ for those forfeited awards.
PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID
VERSUS COMPANY TSR AND S&P 500 INFORMATION TECHNOLOGY TSR

Sassine Ghazi Compensation Actually Paid	Dr. Aart J. de Geus Compensation Actually Paid
Dr. Chi-Foon Chan Compensation Actually Paid	Average Non-PEO NEO Compensation Actually Paid
Synopsys, Inc. TSR	S&P 500 Information Technology Index TSR

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, our Net Income and our Revenue, in each case, during the four most recently completed fiscal years. In June 2022, Dr. Chi-Foon Chan departed from his role as co-Chief Executive Officer, at which point his unvested awards terminated, resulting in negative ‘compensation actually paid’ for those forfeited awards.
PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID
VERSUS NET INCOME AND REVENUE

Sassine Ghazi Compensation Actually Paid	Dr. Aart J. de Geus Compensation Actually Paid
Dr. Chi-Foon Chan Compensation Actually Paid	Average Non-PEO NEO Compensation Actually Paid
Synopsys, Inc. Net Income	Synopsys, Inc. Revenue

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, our Net Income and our Revenue, in each case, during the four most recently completed fiscal years. In June 2022, Dr. Chi-Foon Chan departed from his role as co-Chief Executive Officer, at which point his unvested awards terminated, resulting in negative ‘compensation actually paid’ for those forfeited awards.
PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID
VERSUS NET INCOME AND REVENUE

Sassine Ghazi Compensation Actually Paid	Dr. Aart J. de Geus Compensation Actually Paid
Dr. Chi-Foon Chan Compensation Actually Paid	Average Non-PEO NEO Compensation Actually Paid
Synopsys, Inc. Net Income	Synopsys, Inc. Revenue

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, and our Peer Group TSR, in each case, over the four most recently completed fiscal years. In June 2022, Dr. Chi-Foon Chan departed from his role as co-Chief Executive Officer, at which point his unvested awards terminated, resulting in negative ‘compensation actually paid’ for those forfeited awards.
PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID
VERSUS COMPANY TSR AND S&P 500 INFORMATION TECHNOLOGY TSR

Sassine Ghazi Compensation Actually Paid	Dr. Aart J. de Geus Compensation Actually Paid
Dr. Chi-Foon Chan Compensation Actually Paid	Average Non-PEO NEO Compensation Actually Paid
Synopsys, Inc. TSR	S&P 500 Information Technology Index TSR

Tabular List, Table

Revenue
Compound Annual Growth Rate of Revenue
Non-GAAP Operating Margin
Backlog(1)
rTSR(2)

Total Shareholder Return Amount	$ 240.16	213.69	138.33	155.79
Peer Group Total Shareholder Return Amount	231.83	150.63	118.75	146.93
Net Income (Loss)	$ 2,236,000,000	$ 1,218,000,000	$ 978,000,000	$ 756,000,000
Company Selected Measure Amount	6,127,000,000	5,318,000,000	4,616,000,000	4,204,000,000
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.On September 30, 2024, we completed the sale of our Software Integrity Group. Net Income and Revenue are presented on a continuing operations basis for fiscal 2022, 2023 and 2024, which excludes the results of the Software Integrity Group during those fiscal years. Our financial statements for fiscal 2021 were not revised to reflect the sale of the Software Integrity Group and therefore Net Income and Revenue for fiscal 2021 include the results of the Software Integrity Group.We determined Revenue, as calculated in accordance with GAAP, to be our Company-Selected Measure as we deem it to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024. “Backlog” means contracted but unsatisfied or partially unsatisfied performance obligations as of November 2, 2024, which includes non-cancellable Flexible Spending Account (FSA) commitments from customers where actual product selection and quantities of specific products or services are to be determined by customers at a later date, and excludes future sales-based royalty payments from the remaining performance obligations. Approximately 40% of the backlog as of November 2, 2024, excluding non-cancellable FSA, is expected to be recognized as revenue over the next 12 months. The majority of the remaining backlog is expected to be recognized in the next three years. "rTSR" measures Synopsys' stock price ranking as measured against the S&P 500 Information Technology Sector Index.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Compound Annual Growth Rate of Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Backlog(1)
Measure:: 5
Pay vs Performance Disclosure
Name	rTSR(2)
Sassine Ghazi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 27,404,261
PEO Actually Paid Compensation Amount	$ 30,466,869
PEO Name	Sassine Ghazi
Aart J. de Geus [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,963,359	$ 12,681,076	$ 10,058,495	$ 9,974,985
PEO Actually Paid Compensation Amount	$ 15,455,755	$ 34,149,432	$ 10,852,624	$ 34,724,593
PEO Name	Aart J. de Geus	Aart J. de Geus	Aart J. de Geus	Aart J. de Geus
Chi-Foon Chan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 359,853	$ 9,976,485
PEO Actually Paid Compensation Amount			$ (23,874,312)	$ 34,726,093
PEO Name			Chi-Foon Chan	Chi-Foon Chan
PEO | Sassine Ghazi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,908,973)
PEO | Sassine Ghazi [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,971,581
PEO | Sassine Ghazi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,047,457
PEO | Sassine Ghazi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,001,458
PEO | Sassine Ghazi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Sassine Ghazi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,922,666
PEO | Sassine Ghazi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aart J. de Geus [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,234,599)
PEO | Aart J. de Geus [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,726,995
PEO | Aart J. de Geus [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,313,046
PEO | Aart J. de Geus [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,883,586
PEO | Aart J. de Geus [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aart J. de Geus [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,530,363
PEO | Aart J. de Geus [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,896,725)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,751,532
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,348,720
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,872,624
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,530,188
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0